Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
	Jul. 01, 2022	Sep. 30, 2020	Jun. 30, 2021
Subsequent Event
Aggregated purchase price		$ 80,400	$ 80,359
Subsequent Event | Toys and collectibles distribution company
Subsequent Event
Aggregated purchase price	$ 9,200